Provisions for legal proceedings - Summary of Reconciliation of Provisions for Legal Proceedings (Detail) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Legal proceedings provision [abstract]
Opening Balance	$ 7,405	$ 7,026
Additions, net of reversals	769	1,325
Use of provision	(2,031)	(650)
Accruals and charges	45	736
Transfer to assets held for sale	(275)
Others	(11)	95
Cumulative translation adjustment	41	(1,127)
Closing Balance	$ 5,943	$ 7,405